Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended			12 Months Ended		0 Months Ended
	Mar. 31, 2015	Jan. 07, 2015	May 26, 2010	Aug. 31, 2005	Mar. 31, 2014	Mar. 31, 2013	Dec. 07, 2005	Jul. 14, 2005
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Portion of shares awards vested annually	20.00%
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum grant shares								1,464,727
Future grants	0
Granted fair value per share		$ 13.32	$ 9.03	$ 10.46
Description restricted stock shares award			Twenty percent of the shares awarded vest annually.	Immediately upon grant, twenty percent of the options awarded were vested, with an additional twenty percent becoming vested annually thereafter.
Expenses of stock awards	20				$ 44	$ 76
Recognized income tax benefits expenses	8				16	27
Non-vested shares outstanding, value	22
Weighted average period shares outstanding	1 year 4 months 24 days
Stock option shares awarded	11,030	11,030	161,429	1,452,505
Options expiration period	10 years
Non-vested shares outstanding	41,850
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Future grants	0
Restricted stock shares awarded	1,753	1,753	34,269				573,000
Granted fair value per share		$ 13.32	$ 9.03				$ 10.44
Description restricted stock shares award			Twenty percent of the shares awarded vest annually.				Twenty percent of the shares awarded were immediately vested, with an additional twenty percent becoming vested annually thereafter.
Expenses of stock awards	52				61	62
Recognized income tax benefits expenses	21				24	25
Fair value of stock awards vested	75				85	70
Non-vested restricted shares outstanding	7,628				13,299	20,561
Non-vested shares outstanding, value	32
Weighted average period shares outstanding	1 year 2 months 12 days
Maximum [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum grant shares								585,891